SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of components of project assets

	December 31,	December 31,
	2011	2012
	$	$
Project assets — Module cost	3,337,837	9,524,845
Project assets — Development	5,140,345	8,344,913
Project assets — Others	3,284,487	13,488,680
Total project assets	11,762,669	31,358,438

Current portion	8,860,635	7,960,441
Noncurrent portion	2,902,034	23,397,997

Schedule of interest costs incurred

	Year ended December 31,
	2010	2011	2012
	$	$	$
Total interest incurred	35,754,067	37,459,515	51,886,930
Less: Interest capitalized	1,801,941	2,438,575	—
Interest expenses	33,952,126	35,020,940	51,886,930

Schedule of estimated useful lives of assets
Years

Buildings	10–20
Plant and machinery	5–10
Motor vehicles	3–5
Electronic equipment, furniture and fixtures	3–5

Schedule of cash and cash equivalents and restricted cash held in major financial institutions

As of December 31, 2012, 98% of the Company’s cash and cash equivalents and restricted cash were held in major financial institutions located in PRC, European, USA and Asian Pacific financial institutions that amounted to $892,130,031 in total and were denominated in the following currencies:

	USD	EUR	RMB	AUD
	(million)	(million)	(million)	(million)
In PRC	498	96	911	10
In European Union	1	40	1	—
In USA	43	—	—	—
In Asian Pacific	6	—	—	9
Total in original currency	548	136	912	19

US$ equivalent	548	179	145	20

Schedule of computation of basic and diluted income (loss) from operations per share

	Year ended December 31,
	2010	2011	2012
	$	$	$
Net income (loss) attributable to Trina Solar Limited shareholders — basic	311,452,980	(37,820,093)	(266,555,392)
Finance charge related to convertible notes	9,419,771	—	—

Net income (loss) attributable to Trina Solar Limited shareholders — diluted	320,872,751	(37,820,093)	(266,555,392)

Weighted average number of ordinary shares outstanding — basic	3,402,701,503	3,521,182,416	3,534,829,694
Nonvested restricted shares	16,977,041	—	—
Share options	6,715,832	—	—
Convertible senior notes	407,319,420	—	—

Weighted average number of ordinary shares outstanding — diluted	3,833,713,796	3,521,182,416	3,534,829,694

Earnings (loss) per ordinary share from operations — basic	0.09	(0.01)	(0.08)

Earnings (loss) per ordinary share from operations — diluted	0.08	(0.01)	(0.08)

Schedule of securities that were excluded from computation of diluted gain (loss) per share as inclusion would have been anti-dilutive

	Year ended December 31,
	2010	2011	2012

Non-vested restricted shares	47,581,632	47,183,592	40,464,927
Share options	27,113,457	57,839,459	99,161,181
Convertible senior notes	—	377,083,332	246,700,118

Total	74,695,089	482,106,383	386,326,226